Financial Risk Management and Fair Values of Financial Instruments - Summary of Debt-to-Capitalization Ratios (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Disclosure of objectives, policies and processes for managing capital [abstract]
Commercial papers	¥ 8,991	$ 1,382	¥ 35,958
Short-term bank loans	22,500	3,458	76,994
Long-term bank loans	3,473	534	4,495
Promissory notes			17,906
Corporate bonds	17,981	2,764	17,970
Obligations under finance lease included in other obligations	231		208
Amounts due to ultimate holding company	1,344
Amounts due to related parties	475
Current portion of long-term bank loans	410	63	161
Current portion of promissory notes	17,960	2,761	18,976
Current portion of corporate bonds			2,000
Current portion of obligations under finance lease	461		586
Interest-bearing debts	73,826		175,254
Total equity	304,347	$ 46,777	227,682	¥ 231,216	¥ 227,541
Interest-bearing debts plus total equity	¥ 378,173		¥ 402,936
Debt-to-capitalization ratio	19.50%	19.50%	43.50%